Consolidated Subsidiaries - Summary of Non-Controlling Interest Prior to Intra-Group Eliminations (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	₩ 2,843,219	₩ 2,945,422	₩ 2,735,212
Non-current assets	5,553,016	5,833,560	5,680,421
Current liabilities	(1,623,916)	(1,984,573)	(1,573,191)
Non-current liabilities	(2,606,068)	(2,600,698)	(2,800,982)
Net assets	4,166,251	4,193,711	4,041,460
Book value of non-controlling interest	1,153,002	1,447,597	1,419,707
Sales	3,221,703	3,119,878	3,280,495
Profit for the year	315,796	354,711	261,366
Profit for the year attributable to non-controlling interests	121,738	130,270	106,405
Cash flows from operating activities	540,589	934,881	373,994
Cash flows from investing activities	(88,188)	(606,591)	(501,190)
Cash flows from financing activities before dividends to non-controlling interests	(317,419)	(300,782)	(17,359)
Dividends to non-controlling interests	(82,313)	(137,216)	(55,534)
Effect of exchange rate fluctuation	(7,102)	42,892	7,459
Net increase (decrease) of cash and cash equivalents	₩ 45,567	₩ (66,816)	₩ (192,630)
KEPCO Plant Service & Engineering Co., Ltd.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 987,560	₩ 1,033,936	₩ 953,211
Non-current assets	700,200	641,840	632,169
Current liabilities	(344,162)	(341,918)	(313,249)
Non-current liabilities	(6,569)	(13,561)	(5,348)
Net assets	1,337,029	1,320,297	1,266,783
Book value of non-controlling interest	655,144	646,946	620,723
Sales	1,545,256	1,534,269	1,523,031
Profit for the year	123,796	170,967	161,849
Profit for the year attributable to non-controlling interests	60,660	83,774	79,306
Cash flows from operating activities	136,753	538,151	(35,492)
Cash flows from investing activities	30,866	(379,243)	26,915
Cash flows from financing activities before dividends to non-controlling interests	(70,264)	(63,535)	(36,433)
Dividends to non-controlling interests	(54,441)	(47,584)	(28,775)
Effect of exchange rate fluctuation	(670)	1,362	(454)
Net increase (decrease) of cash and cash equivalents	₩ 42,244	₩ 49,151	₩ (74,239)
KEPCO Ilijan Corporation
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	49.00%	49.00%	49.00%
Current assets	₩ 30,284	₩ 58,291	₩ 142,023
Non-current assets	714	461	688
Current liabilities	(201)	(280)	(252)
Non-current liabilities	0	(335)	(548)
Net assets	30,797	58,137	141,911
Book value of non-controlling interest	15,091	28,487	69,536
Sales	0	0	0
Profit for the year	(2,228)	4,549	3,718
Profit for the year attributable to non-controlling interests	(1,092)	2,229	1,822
Cash flows from operating activities	(1,752)	5,034	1,086
Cash flows from investing activities	22	0	84
Cash flows from financing activities before dividends to non-controlling interests	(24,464)	(64,696)	(93,348)
Dividends to non-controlling interests	0	(36,759)	(643)
Effect of exchange rate fluctuation	(1,603)	12,321	5,135
Net increase (decrease) of cash and cash equivalents	₩ (27,797)	₩ (84,100)	₩ (87,686)
KEPCO Engineering & Construction Company, Inc.
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Percentage of ownership	48.76%	48.76%	48.76%
Current assets	₩ 540,208	₩ 568,226	₩ 446,900
Non-current assets	343,310	377,158	407,804
Current liabilities	(253,981)	(359,629)	(249,899)
Non-current liabilities	(4,571)	(8,281)	(57,497)
Net assets	624,966	577,474	547,308
Book value of non-controlling interest	304,734	281,576	266,867
Sales	518,768	553,363	545,092
Profit for the year	85,368	58,513	32,654
Profit for the year attributable to non-controlling interests	41,625	28,531	15,922
Cash flows from operating activities	26,999	46,528	39,985
Cash flows from investing activities	(7,722)	(31,761)	(19,345)
Cash flows from financing activities before dividends to non-controlling interests	(20,479)	(11,104)	(6,687)
Dividends to non-controlling interests	(18,530)	(9,552)	(5,250)
Effect of exchange rate fluctuation	(35)	447	(35)
Net increase (decrease) of cash and cash equivalents	(19,767)	(5,442)	8,668
Others
Disclosure - Details of non-controlling interest prior to intra-group eliminations [Line Items]
Current assets	1,285,167	1,284,969	1,193,078
Non-current assets	4,508,792	4,814,101	4,639,760
Current liabilities	(1,025,572)	(1,282,746)	(1,009,791)
Non-current liabilities	(2,594,928)	(2,578,521)	(2,737,589)
Net assets	2,173,459	2,237,803	2,085,458
Book value of non-controlling interest	178,033	490,588	462,581
Sales	1,157,679	1,032,246	1,212,372
Profit for the year	108,860	120,682	63,145
Profit for the year attributable to non-controlling interests	20,545	15,736	9,355
Cash flows from operating activities	378,589	345,168	368,415
Cash flows from investing activities	(111,354)	(195,587)	(508,844)
Cash flows from financing activities before dividends to non-controlling interests	(202,212)	(161,447)	119,109
Dividends to non-controlling interests	(9,342)	(43,321)	(20,866)
Effect of exchange rate fluctuation	(4,794)	28,762	2,813
Net increase (decrease) of cash and cash equivalents	₩ 50,887	₩ (26,425)	₩ (39,373)